FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of capital structure
The capital structure of Brookfield Infrastructure consists of debt, offset by cash and cash equivalents, and partnership capital comprised of issued capital and accumulated gains.

US$ MILLIONS	2019	2018
Corporate borrowings	$2,475	$1,993
Non-recourse borrowings	18,544	13,113
Subsidiary and corporate borrowings	21,019	15,106
Preferred shares	20	20
Cash and cash equivalents(1)	(969)	(713)
Net debt	20,070	14,413
Total partnership capital	22,177	14,668
Total capital and net debt	$42,247	$29,081
Net debt to capitalization ratio	48%	50%

(1)	Includes marketable securities.

Disclosure of liquidity management
Brookfield Infrastructure’s corporate liquidity as at December 31 was as follows:

US$ MILLIONS(1)	2019	2018
Corporate cash and financial assets	$273	$238
Availability under committed credit facilities	2,475	2,475
Draws on credit facility	(820)	(510)
Commitments under credit facility	(54)	(47)
Corporate liquidity	$1,874	$2,156

(1)	Corporate level only.

Disclosure of maturity analysis for financial liabilities
The following tables detail the contractual maturities for Brookfield Infrastructure’s financial liabilities. The tables reflect the undiscounted cash flows of financial liabilities based on the earliest date on which Brookfield Infrastructure can be required to pay. The tables include both interest and principal cash flows:

	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
December 31, 2019
US$ MILLIONS
Accounts payable and other liabilities	$1,702	$94	$41	$254	$2,091
Corporate borrowings	—	—	1,705	770	2,475
Non-recourse borrowings	1,405	1,019	7,110	9,142	18,676
Financial liabilities	327	293	1,080	473	2,173
Lease liabilities(1)	223	194	475	1,903	2,795

Interest Expense:
Corporate borrowings	74	74	165	123	436
Non-recourse borrowings	715	660	1,762	2,483	5,620

	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
December 31, 2018
US$ MILLIONS
Accounts payable and other liabilities	$1,048	$48	$36	$220	$1,352
Corporate borrowings	—	—	605	1,388	1,993
Non-recourse borrowings	995	794	5,127	6,290	13,206
Financial liabilities	124	26	1,037	93	1,280
Lease liabilities(1)	—	—	—	—	—

Interest Expense:
Corporate borrowings	67	66	178	75	386
Non-recourse borrowings	595	542	1,397	1,771	4,305

(1)	The impact of the adoption of IFRS 16 requires the recognition of lease liabilities. Please refer to Note 3 Significant Accounting Policies for further details.

Disclosure of sensitivity analysis for interest rate and foreign exchange risk
The following tables detail Brookfield Infrastructure’s sensitivity to a 10% increase and decrease in the U.S. dollar against the relevant foreign currencies, with all other variables held constant as at reporting date. 10% is the sensitivity rate used when reporting foreign currency risk internally. The sensitivity analysis is performed as follows:

•
Outstanding foreign currency denominated monetary items (excluding foreign exchange derivative contracts) are adjusted at period end for a 10% change in foreign currency rates from the rate at which they are translated;

•	Foreign currency derivative contracts are measured as the change in fair value of the derivative as a result of a 10% change in the spot currency rate; and

•
The impact on net income results from performing a sensitivity of a 10% change in foreign exchange rates applied to the profit or loss contribution from foreign operations (after considering the impact of foreign exchange derivative contracts).

	Impact on Net Income
	2019		2018		2017
US$ MILLIONS	-10%	10%	-10%	10%	-10%	10%
USD/AUD	$4	$(4)	$(20)	$20	$(18)	$18
USD/EUR	—	—	(19)	19	(9)	9
USD/GBP	7	(7)	(11)	11	(3)	3
USD/CLP	—	—	(3)	3	1	(1)
USD/COP	1	(1)	1	(1)	—	—
USD/BRL	18	(18)	10	(10)	21	(21)
USD/CAD	1	(1)	(2)	2	(1)	1
USD/PEN	—	—	—	—	—	—
USD/INR	(2)	2	(1)	1	—	—
USD/NZD	—	—	—	—	—	—

	Impact on Partnership Capital
	2019		2018		2017
US$ MILLIONS	-10%	10%	-10%	10%	-10%	10%
USD/AUD	$12	$(12)	$—	$—	$—	$—
USD/EUR	—	—	—	—	—	—
USD/GBP	—	—	—	—	—	—
USD/CLP	(24)	24	(28)	28	8	(8)
USD/COP	2	(2)	8	(8)	7	(7)
USD/BRL	227	(227)	231	(231)	334	(334)
USD/CAD	—	—	—	—	—	—
USD/PEN	11	(11)	11	(11)	12	(12)
USD/INR	27	(27)	10	(10)	4	(4)
USD/NZD	—	—	—	—	—	—
The sensitivity analyses below reflect Brookfield Infrastructure’s exposure to interest rates for both derivative and non-derivative instruments at the reporting date, assuming that a 10 basis point increase or decrease in rates takes place at the beginning of the financial year and is held constant throughout the reporting period. The sensitivity analyses assume a 10 basis point change to reflect the current methodology employed by Brookfield Infrastructure in assessing interest rate risk. Such parallel shift in the yield curve by 10 basis points would have had the following impact, assuming all other variables were held constant:

	2019		2018		2017
US$ MILLIONS	10 bp decrease	10 bp increase	10 bp decrease	10 bp increase	10 bp decrease	10 bp increase
Net income	$1	$(1)	$1	$(1)	$—	$—
Other comprehensive income (loss)	(2)	2	(2)	2	(1)	1

Disclosure of foreign currency exposure
The tables below set out Brookfield Infrastructure’s currency exposure at December 31, 2019, 2018 and 2017:

2019
US$ MILLIONS	USD	AUD	GBP	BRL	CLP	CAD	EUR	COP	PEN	INR	NZD & Other	Total
Assets:
Current assets	$1,232	$1,914	$430	$456	$95	$316	$23	$971	$122	$231	$51	$5,841
Non-current assets	14,594	5,488	7,195	6,889	821	8,541	764	1,166	1,337	3,143	529	50,467
	$15,826	$7,402	$7,625	$7,345	$916	$8,857	$787	$2,137	$1,459	$3,374	$580	$56,308
Liabilities:
Current liabilities	$1,345	$1,530	$749	$211	$68	$456	$24	$724	$19	$265	$48	$5,439
Non-current liabilities	8,908	3,703	4,211	3,448	1,112	4,639	73	314	683	1,482	119	28,692
	10,253	5,233	4,960	3,659	1,180	5,095	97	1,038	702	1,747	167	34,131
Non-controlling interest—in operating subsidiaries and preferred unitholders	5,704	475	754	1,414	(320)	4,066	—	957	638	1,360	—	15,048
Non-controlling interest—Redeemable Partnership Units held by Brookfield	(37)	485	547	650	16	(87)	197	41	34	76	117	2,039
Non-controlling interest—Exchange LP	—	4	5	6	—	(1)	2	—	—	1	1	18
Net investment attributable to limited partners and general partner	$(94)	$1,205	$1,359	$1,616	$40	$(216)	$491	$101	$85	$190	$295	$5,072

2018
US$ MILLIONS	USD	AUD	GBP	BRL	CLP	CAD	EUR	COP	PEN	INR	NZD & Other	Total
Assets:
Current assets	$695	$245	$185	$310	$82	$258	$—	$279	$104	$90	$28	$2,276
Non-current assets	5,237	5,303	4,708	6,828	940	6,206	861	1,857	1,308	976	80	34,304
	$5,932	$5,548	$4,893	$7,138	$1,022	$6,464	$861	$2,136	$1,412	$1,066	$108	$36,580
Liabilities:
Current liabilities	$1,031	$316	$320	$106	$60	$187	$—	$262	$20	$65	$50	$2,417
Non-current liabilities	3,836	3,628	2,798	3,185	861	3,093	—	772	654	668	—	19,495
	4,867	3,944	3,118	3,291	921	3,280	—	1,034	674	733	50	21,912
Non-controlling interest—in operating subsidiaries and preferred unitholders	1,261	372	442	1,540	43	2,766	—	964	622	229	—	8,239
Non-controlling interest—Redeemable Partnership Units held by Brookfield	(55)	349	378	654	16	119	244	39	33	29	17	1,823
Non-controlling interest—Exchange LP	(4)	14	15	25	1	5	10	2	1	1	1	71
Net investment attributable to limited partners and general partner	$(137)	$869	$940	$1,628	$41	$294	$607	$97	$82	$74	$40	$4,535

2017
US$ MILLIONS	USD	AUD	GBP	BRL	CLP	CAD	EUR	COP	PEN	INR	NZD	Total
Assets:
Current assets	$358	$276	$151	$322	$85	$78	$—	$68	$100	$57	$17	$1,512
Non-current assets	4,400	5,770	4,431	8,184	1,117	814	836	764	1,356	256	37	27,965
	$4,758	$6,046	$4,582	$8,506	$1,202	$892	$836	$832	$1,456	$313	$54	$29,477
Liabilities:
Current liabilities	$641	$227	$414	$73	$59	$55	$—	$26	$18	$30	$21	$1,564
Non-current liabilities	3,093	3,983	2,614	2,015	989	443	—	438	673	185	6	14,439
	3,734	4,210	3,028	2,088	1,048	498	—	464	691	215	27	16,003
Non-controlling interest—in operating subsidiaries and preferred unitholders	602	417	396	3,082	75	891	—	302	644	60	1	6,470
Non-controlling interest—Redeemable Partnership Units held by Brookfield	(50)	407	332	959	23	28	240	19	35	11	8	2,012
Net investment attributable to limited partners and general partner	$472	$1,012	$826	$2,377	$56	$(525)	$596	$47	$86	$27	$18	$4,992